UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets
	Aerospace & Defense – 4.1%
3,043	HEICO Corp.	$287,107
3,868	Hexcel Corp.	239,236
4,751	Mercury Systems, Inc.(a)	243,964

		770,307

	Air Freight & Logistics – 1.8%
3,746	XPO Logistics, Inc.(a)	343,096

	Auto Components – 1.2%
1,791	LCI Industries	232,830

	Banks – 4.3%
4,810	Columbia Banking System, Inc.	208,947
8,036	Home BancShares, Inc.	186,837
2,314	UMB Financial Corp.	166,423
4,344	Western Alliance Bancorp(a)	245,957

		808,164

	Biotechnology – 2.2%
12,257	Ironwood Pharmaceuticals, Inc.(a)	183,732
2,955	Neurocrine Biosciences, Inc.(a)	229,279

		413,011

	Building Products – 1.5%
2,203	American Woodmark Corp.(a)	286,941

	Capital Markets – 6.1%
1,738	Cboe Global Markets, Inc.	216,537
1,242	MarketAxess Holdings, Inc.	250,574
1,810	MSCI, Inc.	229,037
4,273	SEI Investments Co.	307,058
2,715	Stifel Financial Corp.	161,705

		1,164,911

	Chemicals – 0.9%
2,341	Ingevity Corp.(a)	164,970

	Commercial Services & Supplies – 3.5%
4,716	Healthcare Services Group, Inc.	248,628
4,708	KAR Auction Services, Inc.	237,801
5,657	Ritchie Bros. Auctioneers, Inc.	169,314

		655,743

	Consumer Finance – 0.6%
9,944	SLM Corp.(a)	112,367

	Diversified Consumer Services – 3.2%
3,375	Bright Horizons Family Solutions, Inc.(a)	317,250

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – continued
3,346	Grand Canyon Education, Inc.(a)	$299,567

		616,817

	Diversified Telecommunication Services – 1.3%
5,389	Cogent Communications Holdings, Inc.	244,122

	Electrical Equipment – 1.3%
4,813	Generac Holdings, Inc.(a)	238,340

	Electronic Equipment, Instruments & Components – 5.2%
633	Coherent, Inc.(a)	178,645
5,898	National Instruments Corp.	245,534
1,650	Rogers Corp.(a)	267,168
7,040	Trimble, Inc.(a)	286,106

		977,453

	Energy Equipment & Services – 1.3%
2,801	Dril-Quip, Inc.(a)	133,608
4,351	Oil States International, Inc.(a)	123,133

		256,741

	Food Products – 0.8%
4,912	Blue Buffalo Pet Products, Inc.(a)	161,064

	Health Care Equipment & Supplies – 6.2%
799	ABIOMED, Inc.(a)	149,740
1,162	Cantel Medical Corp.	119,535
4,731	Merit Medical Systems, Inc.(a)	204,379
2,054	Penumbra, Inc.(a)	193,281
1,657	STERIS PLC	144,938
1,664	West Pharmaceutical Services, Inc.	164,187
9,408	Wright Medical Group NV(a)	208,858

		1,184,918

	Health Care Providers & Services – 2.8%
5,204	HealthEquity, Inc.(a)	242,819
1,451	WellCare Health Plans, Inc.(a)	291,810

		534,629

	Health Care Technology – 2.0%
4,969	Cotiviti Holdings, Inc.(a)	160,051
3,952	Veeva Systems, Inc., Class A(a)	218,467

		378,518

	Hotels, Restaurants & Leisure – 4.1%
15,788	Arcos Dorados Holdings, Inc., Class A(a)	163,406
10,182	Planet Fitness, Inc., Class A(a)	352,603
1,199	Vail Resorts, Inc.	254,751

		770,760

	Internet Software & Services – 3.9%
1,034	CoStar Group, Inc.(a)	307,046

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
5,909	GTT Communications, Inc.(a)	$277,428
2,133	j2 Global, Inc.	160,039

		744,513

	IT Services – 4.3%
5,011	Black Knight, Inc.(a)	221,236
2,291	Broadridge Financial Solutions, Inc.	207,519
1,543	EPAM Systems, Inc.(a)	165,764
1,868	Gartner, Inc.(a)	230,044

		824,563

	Life Sciences Tools & Services – 1.5%
2,530	ICON PLC(a)	283,739

	Machinery – 8.0%
4,884	Altra Industrial Motion Corp.	246,154
9,344	Gardner Denver Holdings, Inc.(a)	317,042
2,039	John Bean Technologies Corp.	225,921
1,548	Middleby Corp. (The)(a)	208,903
4,095	Sun Hydraulics Corp.	264,905
1,717	WABCO Holdings, Inc.(a)	246,389

		1,509,314

	Media – 1.4%
6,138	Live Nation Entertainment, Inc.(a)	261,295

	Oil, Gas & Consumable Fuels – 1.9%
1,771	Diamondback Energy, Inc.(a)	223,589
4,767	Parsley Energy, Inc., Class A(a)	140,340

		363,929

	Professional Services – 1.5%
5,077	TransUnion(a)	279,032

	Real Estate Management & Development – 1.1%
3,033	First Service Corp.	212,067

	Semiconductors & Semiconductor Equipment – 2.3%
3,069	Advanced Energy Industries, Inc.(a)	207,096
2,586	Silicon Laboratories, Inc.(a)	228,344

		435,440

	Software – 10.1%
2,581	Blackbaud, Inc.	243,879
9,593	Callidus Software, Inc.(a)	274,839
3,614	Guidewire Software, Inc.(a)	268,376
3,569	HubSpot, Inc.(a)	315,500
3,556	Paylocity Holding Corp.(a)	167,701
4,238	PTC, Inc.(a)	257,543
3,837	Talend S.A., ADR(a)	143,811
1,075	Ultimate Software Group, Inc. (The)(a)	234,597

		1,906,246

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – 2.4%
4,722	Camping World Holdings, Inc., Class A	$211,215
4,848	Floor & Decor Holdings, Inc., Class A(a)	236,001

		447,216

	Textiles, Apparel & Luxury Goods – 1.9%
1,516	Carter’s, Inc.	178,115
2,448	Columbia Sportswear Co.	175,962

		354,077

	Trading Companies & Distributors – 1.4%
10,460	BMC Stock Holdings, Inc.(a)	264,638

	Total Common Stocks (Identified Cost $14,038,509)	18,201,771

Principal Amount
Short-Term Investments – 4.0%
$758,473	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2017 at 0.540% to be repurchased at $758,518 on 1/02/2018 collateralized by $770,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $774,227 including accrued interest(b) (Identified Cost $758,473)	758,473

	Description	Value (†)
	Total Investments – 100.1% (Identified Cost $14,796,982)	$18,960,244
	Other assets less liabilities – (0.1)%	(28,161)

	Net Assets – 100.0%	$18,932,083

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

SLM	Sallie Mae

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,201,771	$—	$—	$18,201,771
Short-Term Investments	—	758,473	—	758,473

Total	$18,201,771	$758,473	$—	$18,960,244

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2017 (Unaudited)

Software	10.1%
Machinery	8.0
Health Care Equipment & Supplies	6.2
Capital Markets	6.1
Electronic Equipment, Instruments & Components	5.2
IT Services	4.3
Banks	4.3
Hotels, Restaurants & Leisure	4.1
Aerospace & Defense	4.1
Internet Software & Services	3.9
Commercial Services & Supplies	3.5
Diversified Consumer Services	3.2
Health Care Providers & Services	2.8
Specialty Retail	2.4
Semiconductors & Semiconductor Equipment	2.3
Biotechnology	2.2
Health Care Technology	2.0
Other Investments, less than 2% each	21.4
Short-Term Investments	4.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	March 23, 2018

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 23, 2018